NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025
(Unaudited)
	Shares	Value
COMMON STOCKS − 97.0%
Alternate Energy — 35.3%
Renewable Energy Power Producers & Developers — 31.0%
Acciona SA (Spain)	85,000	$11,125,031
Boralex, Inc., Class A (Canada)	125,000	2,512,074
Brookfield Renewable Corp. (Canada)	550,000	15,356,000
Clearway Energy, Inc., Class A	550,000	15,653,000
EDP Renovaveis SA (Spain/Portugal)	836,000	6,965,166
Innergex Renewable Energy, Inc. (Canada)	1,000,000	9,410,000
Manawa Energy Ltd. (New Zealand)	650,000	1,819,355
Northland Power, Inc. (Canada)	325,000	4,466,475
Orsted A/S (Denmark)*	100,000	4,367,112
XPLR Infrastructure LP**,***	500,000	4,750,000
		76,424,213
Solar Photovoltaic — 2.2%
Array Technologies, Inc.*	50,000	243,500
Canadian Solar, Inc. (Canada)*	100,000	865,000
Enphase Energy, Inc.*	15,000	930,750
First Solar, Inc.*	17,500	2,212,525
NEXTracker, Inc., Class A*	25,000	1,053,500
		5,305,275
Wind Turbines — 2.1%
GE Vernova, Inc.	10,000	3,052,800
Vestas Wind Systems A/S (Denmark)*	150,000	2,075,175
		5,127,975
Total Alternate Energy		86,857,463
Utilities — 18.9%
American Water Works Co., Inc.	25,000	3,688,000
EDP - Energias de Portugal SA (Portugal)	600,000	2,019,003
Enel SPA (Italy)	1,400,000	11,349,109
Hydro One Ltd. (Canada)	125,000	4,213,750
Iberdrola SA (Spain)	900,000	14,533,277
Infratil Ltd. (New Zealand)	1,800,000	10,607,841
		46,410,980
Energy Management — 13.3%
ABB Ltd. (Switzerland) SP ADR	50,000	2,607,000
Ameresco, Inc., Class A*	30,000	362,400
Schneider Electric SE (France)	12,500	2,885,567
Siemens AG (Germany)	65,000	15,011,510
The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025
(Unaudited)
	Shares	Value
Terna-Rete Elettrica Nazionale (Italy)	1,280,000	$11,567,715
WESCO International, Inc.	2,500	388,250
		32,822,442
Energy Conservation — 9.6%
Carrier Global Corp.	50,000	3,170,000
Johnson Controls International PLC (Ireland)	50,000	4,005,500
Owens Corning, Inc.	25,000	3,570,500
Signify NV (Netherlands)	325,000	7,056,423
Trane Technologies PLC (Ireland)	17,500	5,896,100
		23,698,523
Water Systems — 7.3%
Mueller Water Products, Inc., Class A	10,000	254,200
Veolia Environnement SA (France)	425,000	14,616,524
Xylem, Inc.	25,000	2,986,500
		17,857,224
Sustainable Energy Financial Services — 6.2%
HA Sustainable Infrastructure Capital, Inc.	525,000	15,351,000
		15,351,000
Transportation — 4.4%
BYD Co. Ltd. (China) ADR	100,000	10,133,000
Shimano, Inc. (Japan) ADR	50,000	702,500
		10,835,500
Energy Storage — 1.2%
Fluence Energy, Inc.*	50,000	242,500
Panasonic Holdings Corp. (Japan) ADR	225,000	2,670,750
		2,913,250
Recycling & Waste Management — 0.5%
Sims Ltd. (Australia) SP ADR	125,000	1,160,000
		1,160,000
Natural and Organic Food — 0.3%
Sprouts Farmers Market, Inc.*	5,000	763,200
		763,200
Total Common Stocks (Cost $222,764,860)		238,669,582
The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2025
(Unaudited)
	Par	Value
CERTIFICATES OF DEPOSIT − 0.1%
Socially Concerned Banks — 0.1%
Alternatives Federal Credit Union 4.00% due 03/13/26	$ 200,000	$200,000
Self Help Credit Union 3.80% due 12/30/25	100,000	100,000
Total Certificates of Deposit (Cost $300,000)		300,000
Investments in Securities (Cost $223,064,860) — 97.1%		238,969,582
Other Assets in Excess of Liabilities — 2.9%		7,163,901
Net Assets — 100.0%		$246,133,483
*	Non-income producing security.
**	Master Limited Partnership
***	These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).
ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2025
(Unaudited)
1) PORTFOLIO VALUATION –The New Alternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued based on amortized cost. Certificates of Deposit securities are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as “valuation designee” under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee’s fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.
2) FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2025
(Unaudited)
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
	Total Value at 03/31/2025	Level 1 - Quoted Price	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks
Alternate Energy	$86,857,463	$59,812,905	$27,044,558	$—
Utilities	46,410,980	31,877,703	14,533,277	—
Energy Management	32,822,442	3,357,650	29,464,792	—
Energy Conservation	23,698,523	16,642,100	7,056,423	—
Water Systems	17,857,224	3,240,700	14,616,524	—
Sustainable Energy Financial Services	15,351,000	15,351,000	—	—
Transportation	10,835,500	10,835,500	—	—
Energy Storage	2,913,250	2,913,250	—	—
Recycling & Waste Management	1,160,000	1,160,000	—	—
Natural and Organic Food	763,200	763,200	—	—
Certificates of Deposit	300,000	—	300,000	—
Total	$238,969,582	$145,954,008	$93,015,574	$—
At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2025
(Unaudited)
earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at March 31, 2025, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.